Note 25 - Components of Other Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Brokerage and securities related payables [Abstract]
Cash/margin payables	€ 52,875	€ 66,259
Payables from prime brokerage	583	271
Pending securities transactions past settlement date, liabilities	1,549	1,612
Payables from unsettled regular way trades	15,158	11,668
Brokerage and securities related payables	70,165	79,810
Accrued interest payable	1,625	1,740
Liabilities held for sale	252	9,850
Lease liabilities	3,965	3,974
Other	21,788	18,834
Total other liabilities	€ 97,795	€ 114,208